SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Threshold period past due for customers	60 days
Foreign currency transaction	$ (3.3)	$ 0.3	$ 0.4
Allowance for credit loss	$ 2.9	$ 2.4
Percentage of LIFO inventory	32.10%	34.40%
Depreciation	$ 21.5	$ 20.7	21.0
Research and development expense	$ 42.3	38.5	$ 41.6
Number of operating segments | segment	1
Number of reportable segments | segment	1
Stock-Based compensation vesting period	3 years
Restricted Stock Units (RSUs)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stock-Based compensation vesting period	3 years
Minimum | Building
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life of property, plant, and equipment	20 years
Minimum | Machinery and Equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life of property, plant, and equipment	3 years
Maximum | Building
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life of property, plant, and equipment	40 years
Maximum | Machinery and Equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life of property, plant, and equipment	15 years
Russian Operations
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reserve established for accounts receivable	$ 1.5	1.7
Inventory written off	$ 0.0	$ 0.6